UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AZZAD ETHICAL INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

Shares	Security Description	Value
Common Stocks - 62.55%

Bituminous Coal & Lignite Surface Mining - 2.98%
4,400	Consol Energy, Inc.	172,172

Deep Sea Foreign Transportation of Freight - 3.25%
3,000	Overseas Shipholding Group, Inc.	187,800

Dolls & Stuffed Toys -3.08%
6,441	Mattel, Inc.	177,578

Drilling Oil & Gas Wells - 3.00%
5,700	Helmerich & Payne, Inc.	172,938

Fats & Oils - 3.50%
5,500	Archer Daniels-Midland Co.	201,850

Metal Mining - 3.16%
800	Rio Tinto PLC (ADS)	182,248

Natural Gas Distribution - 3.17%
3,600	Energen Corp.	183,204

Oil & Gas Field Machinery & Equipment - 7.51%
3,000	FMC Technologies, Inc.*	209,280
4,500	Grant Prideco, Inc.*	224,280
		433,560
Petroleum Refining - 6.99%
2,400	ChevronTexaco Corp.	177,504
3,500	Valero Energy Corp.	225,715
		403,219

Pipelines (No Natural Gas) - 3.19%
3,200	Plains All American Pipeline LP	184,352

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 3.29%
3,000	Eastman Chemcial Co.	189,990

Real Estate - 2.78%
4,800	Carey WP & Co. LLC	160,176

Retail - Catalog & Mail Order Houses - 3.63%
4,000	Nutri System, Inc.*	209,640

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.93%
1,400	Carpenter Technology Corp.	169,064

Sugar & Confectionery Products - 3.14%
5,400	Imperial Sugar Co.	181,062

Trucking (No Local) - 2.94%
3,400	Con-Way, Inc.	169,456

Wholesale-Electronic Parts & Equipment, NEC - 4.01%
10,300	Agilysys, Inc.	231,441

TOTAL COMMON STOCKS (Cost $3,480,091)		3,609,750

OTHER ASSETS LESS LIABILITIES - 37.45%		2,161,613

NET ASSETS - 100.00%		$ 5,771,363

* Non income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,480,091 amounted to $129,659, which consisted of aggregate gross unrealized appreciation of  $144,077 and aggregate gross unrealized depreciation of $14,418.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

Shares	Security Description	Value
Common Stocks - 92.73%

Bituminous Coal & Lignite Surface Mining - 3.05%
2,200	Consol Energy, Inc.	86,086

Crude Petroleum & Natural Gas - 14.23%
17,500	Parallel Petroleum Corp.*	401,625

Drilling Oil & Gas Wells - 3.01%
2,800	Helmerich & Payne, Inc.	84,952

Metal Mining - 3.23%
400	Rio Tinto PLC (ADS)	91,124

Natural Gas Distribution - 3.07%
1,700	Energen Corp.	86,513

Oil & Gas Field Services - 19.54%
16,000	Superior Energy Services, Inc.*	551,520

Pharmaceutical Preparations - 8.50%
4,300	Abbott Laboratories	239,940

Petroleum Refining - 10.28%
4,500	Valero Energy Corp.	290,205

Retail- Catalog & Mail Order Houses - 3.34%
1,800	Nutri System, Inc.*	94,338

Retail - Department Stores - 3.19%
500	Sears Holdings Corp.*	90,080

Retail - Drug Stores and Proprietary Stores - 3.43%
1,200	Express Scripts Inc, Class A*	96,864

Sugar & Confectionery Products - 3.09%
2,600	Imperial Sugar Co.	87,178

Steel Works, Blast Furnaces & Rolling Mills - 3.00%
700	Carpenter Technology Corp.	84,532

Surgical & Medical Instruments & Apparatus - 8.77%
4,700	Baxter International, Inc.	247,549

Trucking - 3.00%
1,700	Con-Way, Inc.	84,728

TOTAL COMMON STOCKS (Cost $2,482,526)		2,617,234

OTHER ASSETS LESS LIABILITIES - 7.27%		205,203

NET ASSETS - 100.00%		$ 2,822,437

* Non income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,842,526 amounted to $134,708, which consisted of aggregate gross unrealized appreciation of  $142,065 and aggregate gross unrealized depreciation of $7,357.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 29, 2007